Ordinary shares	12 Months Ended
Dec. 31, 2022
Ordinary shares
Ordinary shares
12.	Ordinary shares

The Company’s authorized share capital is designated into Class A ordinary shares and Class B ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote and each Class B ordinary share is entitled to fifteen votes. In addition, certain matters including those related to the change of control of the Company require an additional approval by the holders of a majority of Class A ordinary shares voting as a separate class. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Class B ordinary shares will be automatically converted into the same number of Class A ordinary shares under certain circumstances, including any transfer of Class B ordinary shares by the holder thereof to any person or entity which is not an affiliate of such holder.

As of January 1, 2020, the authorized ordinary shares are 1,000,000,000,000, of which 2,372,222,222 shares were issued and 2,350,123,270 shares were outstanding. These outstanding shares consist of (1) 1,993,498,826 Class A ordinary shares and (2) 356,624,444 Class B ordinary shares, which were held by the Chairman and CEO of the Company.

Effective November 25, 2020, the Board of Directors approved conversion of 45,000,000 Class B ordinary shares into 45,000,000 Class A ordinary shares.

On May 3, 2021, the Company issued 13,492,065 ADSs (202,380,975 Class A ordinary shares) to certain institutional investors for RMB1,029,455, net of issuance cost. The Company also issued to the investors warrants to purchase up to an aggregate of 4,047,620 ADSs (60,714,300 Class A ordinary shares). Also, the Company issued warrants to two placement agents, which entitles them to purchase up to an aggregate of 674,603 ADSs (10,119,045 Class A ordinary shares). The Company classified the warrants as warrant liability and the fair value of the warrant liability was RMB258,782 as of the issuance date, the residual proceeds of RMB770,673 was allocated to the Company’s ordinary shares. On June 23, 2022, the Company repurchased the warrants and the warrant liability was extinguished (Note 11).

As of December 31, 2022, the authorized ordinary shares are 1,000,000,000,000, of which 2,804,138,492 shares were issued and 2,496,001,757 shares were outstanding. These outstanding shares consist of (1) 2,184,377,313 Class A ordinary shares and (2) 311,624,444 Class B ordinary shares, which were held by the Chairman and CEO of the Company.